Consolidated statements of operations and comprehensive loss	12 Months Ended
Dec. 31, 2020
Statement of comprehensive income [abstract]
Consolidated statements of operations and comprehensive loss
3.1.	Research and development expenses

Research and development decreased in 2020 compared to in 2019 due to the Company’s lower activities in the area of clinical studies and manufacturing. The items below comprise research and development expenses.

Research and development expenses	2020	2019	2018
		(in €)
Third-party services	19,886,693	36,783,223	15,909,366
manufacturing of clinical material	3,075,347	13,479,235	4,828,534
clinical, pre-clinical	16,811,346	23,303,988	11,080,832
Employee benefits expenses	4,480,890	6,231,812	8,037,082
Equity-settled share-based payment expense	626,833	2,580,983	5,256,194
Legal and consulting fees	862,364	668,676	421,041
Other expenses	454,193	898,425	661,065
Total	25,684,140	44,582,136	25,028,554

3.2.	General and administrative expenses

General and administrative expenses include the items below. Compared to the prior year the decrease is mainly caused by lower employee benefits expenses, as well as a decrease of the Company’s business activities and the expense of operating as a public company in the United States.

General and administrative expenses	2020	2019	2018
		(in €)
Employee benefits expenses	3,880,349	7,534,073	9,146,955
Equity-settled share-based payment expense	489,958	4,251,227	6,828,457
Legal and consulting fees	1,603,711	2,199,640	2,020,447
Insurance expenses	1,311,790	636,035	368,339
Depreciation & amortization expense	556,456	503,683	115,330
Compensation expense for non-executive board directors	283,128	269,030	238,180
Other expenses	831,769	1,358,587	897,618
Total	8,467,203	12,501,048	12,786,869

3.3.	Employee benefits expenses

The following table shows the items of employee benefits expenses:

Employee benefits expenses	2020	2019	2018
		(in €)
Wages and salaries	6,270,757	5,974,807	4,501,840
Social Security contributions (employer's share)	551,804	562,255	350,024
Equity-settled share-based payment expenses (see Note 3.6 Share-based payments)	1,116,791	6,832,210	12,084,651
Other	421,887	396,613	247,522
Total	8,361,239	13,765,885	17,184,037

The number of employees rose to 47.3 full time equivalents (FTEs) at the end of 2020 from 43.7 FTEs at the end of 2019 and 36.8 FTEs at the end of 2018 (numbers are as of December 31 and are not annual average numbers).

3.4.	Net Financial Result
3.4..1.	Finance Result
Finance Result	2020	2019	2018
		(in €)
Finance income
Interest income	887,702	2,840,676	2,182,842
Finance expenses
Interest expenses	(18,689)	(9,500)	—
Interest on lease liabilities	(7,311)	(12,765)	—
Total	861,702	2,818,411	2,182,842

3.4..2.	Foreign exchange result
Foreign exchange result	2020	2019	2018
		(in €)
Foreign exchange result
Foreign exchange income	3,656,922	3,379,644	8,249,853
Foreign exchange expense	(4,433,435)	(2,684,700)	(2,623,782)
Total	(776,513)	694,944	5,626,071

Foreign exchange income and expense is mainly derived from group entities that do not use the U.S. dollar as their functional currency. Those entities translate U.S. dollar cash, cash equivalents and marketable securities at the exchange rates prevailing on the reporting date. Any resulting translation diﬀerences are recognized in proﬁt and loss. These gains and losses are caused by a change in the exchange rates as of the reporting dates and may not ultimately be realized.

3.4..3.	Other financial result
	2020	2019	2018
		(in €)
Other financial result	(126,000)	—	(107,182)

Other financial result is comprised of an expense of €126,000 (nil in 2019 and 2018) due to an adjustment to the expected credit loss allowance in 2020, which is deducted from the Company’s current and non-current financial assets (please also refer to 4.5 ‘Other non-financial assets’).

3.5.	Loss per share

Loss per common share is calculated by dividing the loss of the period by the weighted average number of common shares outstanding during the period. The weighted number of common shares outstanding for the financial year 2020 is 27,064,902, for 2019 is 26,004,519 and for 2018 is 25,095,027.

For the period in which the Company is in a loss-making situation, the diluted loss per share is the same as basic loss per share, because the weighted average number of shares to be issued upon the exercise of the stock options would produce an anti-dilutive effect.

3.6.	Share-based payments
3.6..1.	Equity-settled share-based payment arrangements

In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

	2020 Options	2020 WAEP*	2019 Options	2019 WAEP
Outstanding at January 1	148,433	€0.01	289,309	€0.01
Exercised during the year (1)	—	—	(140,876)	€0.01
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01
* Weighted average share price (WAEP)

The weighted average remaining contractual life for the share options outstanding as at 31 December 2020 was 2.43 years (2019: 3,43 years). The exercise price for all options outstanding at the end of the year was €0.01 per share or less (2019: €0.01 or less).

Under the terms and conditions of the share option plan of 2016 (the “2016 Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

	2020 options	2020 WAEP*	2019 options	2019 WAEP*
Outstanding at January 1	1,181,484	$3.35/€2.98	1,181,484	€7,81
Exercised during the year (1)	(86,632)	$3.35/€2.94	—	—
Outstanding at December 31	1,094,852	$3.35/€2.73	1,181,484	$3.35/€2.98
Exercisable at December 31	1,094,852	$3.35/€2.73	1,181,484	$3.35/€2.98
* conversion rates used for one €: December 31, 2020 $0.8149, average rate 2020 $0.8762, January 1, 2020/December 31, 2019 $0.8902, average rate 2019 $0.8932

The weighted average remaining contractual life for the share options outstanding as at December 31, 2020 was 10.93 years (2019: 11.95 years).

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Long-Term Incentive Plan”). The initial maximum number of common shares available for issuance under equity incentive awards granted pursuant to the 2017 Long-Term Incentive Plan equals 2,341,097 common shares:

	2020 Options	2020 WAEP*	2019 Options	2019 WAEP*
Outstanding at January 1	2,181,105	$3.44 /€3.06	2,051,009	$3.61/€3.16
Granted during the year	246,188	$4.83 /€4.23	242,450	$3.25/€2.91
Exercised during the year	(78,342)	$3.35 /€2.94	—	—
Forfeited during the year	(202,473)	$3.61 /€3.17	(112.354)	$6.17/€5.51
Outstanding at December 31	2,146,478	$3.59 /€2.93	2,181,105	$3.44/€3.06
Exercisable at December 31	1,863,790	$3.46 /€2.82	1,319,548	$3.52/€3.13
* conversion rates used for one €: December 31, 2020 $0.8149, average rate 2020 $0.8762, January 1, 2020/December 31, 2019 $0.8902, average rate 2019 $0.8932

The weighted average remaining contractual life for the share options outstanding as at December 31, 2020 was 5.38 years (2019: 6.21 years). For grants with unvested share options outstanding at December 31, 2020, the options granted vest over a period of two or three years, depending on the grant, with 1/2 or 1/3, respectively, of the options vesting after the end of the 1st year after vesting start and the remaining options vesting monthly in equal portions thereafter. Vesting of these unvested share options is subject to the service condition of remaining employed at the time of vesting and no market or performance conditions are applicable.

The weighted average fair value of options granted during the year was $3.88/€3.40 (2019: $8.16/€7.29). The range of exercise prices for options outstanding at the end of the year was $2.28/€1.86 to $22.75/€18.54 (2019: 2.28/€2.03 to $22.75/€20.25).

On July 3, 2019, the Board of Directors approved an amendment of the 2016 Share Option Plan and the 2017 Long-Term Incentive Plan. Following the amendment, the exercise price of all vested and unvested options, other than those held by persons who were not employees or directors at the time of the amendment, was reduced to $3.35 per share. The repricing decision on July 3, 2019 affected 1,181,484 share options from the 2016 Plan and 2,105,459 share options from the 2017 Long-Term Incentive Plan. The valuation of past grants with the new exercise price of $3.35 resulted in an increase in fair value of the outstanding options (i.e. additional compensation expense was recognized). Please refer to the table below regarding the measurement of fair values of share options granted.

There were no cancellations or further modifications to the awards in 2020, 2019 or 2018.

3.6..2.	Measurement of fair values of share options granted

The fair value of options granted in 2020 under the 2017 Long-Term Incentive Plan was determined using the Black-Scholes valuation model. As the Company’s common shares are listed on the Nasdaq Global Select Market, the closing price of the common shares at grant date was used.

The modification, resulting from the repricing as described above, increased the fair value of the equity instruments granted under the 2017 Long-Term Incentive Plan and the 2016 Plan. In accordance with IFRS 2.B43, the incremental fair value is recognized over the remaining vesting period, whereas the balance of the grant-date fair value is recognized immediately for fully vested options, or over the remaining original vesting period. The incremental fair value is the difference between the fair value of the modified share-based payment and that of the original share-based payment, both measured at the date of the modification - i.e. July 3, 2019.

Other significant inputs into the model are as follows (weighted average):

Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2019
January 1	—	$14.45	0.88	€12.69	$26.02	0.65	4.8	3,00%
February 4	18,450	$18.17	0.87	€15.87	$32.63	0.65	4.9	2,60%
May, 14	36,000	$22.54	0.89	€20.08	$41.39	0.65	4.7	2.30%
Repricing, July 3	—	$0.46-$1.08	0.89	€0.40-€0.96	$3.35	1.35	2.3-4.6	2.30%
October 24	50,000	$1.96	0.90	€1.76	$2.28	1.35	4.7	1,65%
December 16	38,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
December 16*	100,000	$3.07	0.90	€2.75	$3.57	1.35	4.7	1,79%
	242,450
On November 20, 2018, 75,000 stock options were awarded subject to a specified condition, which was satisfied on January 1, 2019, therefore, the expense for these share options was recognized in 2019.
* Options granted to the executive management
2020
September 18	71,186	$4.16	0.85	€3.52	$4.83	1.35	4.8	0.36%
September 18	25,002	$4.21	0.85	€3.56	$4.83	1.35	5.0	0.39%
October 1	150,000	$3.69	0.85	€3.14	$4.28/$4.83	1.35	5.0	0.36%
	246,188

Of the options granted in 2020, 200,000 were granted to members of the executive management. For 150,000 options out of those, the grant date, as it is defined by IFRS 2, is determined to be October 1, 2020, the start of the awardee’s employment.

Expected dividends are nil for all share options listed above.

Expected volatility has been based on the historical volatility of the Company’s share price. Considering a significant price drop on June 5, 2019, averages were calculated including and excluding this trading day which results in an average volatility of 128% (124% in 2019). For grants after June 2019 the Company has selected a volatility of 135% which accounts for expectations of the management.

The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The dividend yield has no impact due to the anti-dilution clause as defined in the 2017 Long-Term Incentive Plan.

The annual general meeting on July 16, 2020, approved an amendment to the 2017 Long-Term Incentive Plan (LTIP) with effect from January 1, 2021:

•	increasing the maximum annual number of common shares in the Company’s capital available for issuance under the LTIP, starting on January 1, 2021, to 4% (from 3%) of the Company’s outstanding common shares (determined as of December 31 of the immediately preceding year); and
•	removing certain restrictions from the LTIP, which will allow the committee administering the LTIP and the Board to (i) lower the exercise price per share of any options and/or share appreciation rights issued under the LTIP or take any other action treated as a ‘repricing’ of an award and (ii) cancel any option and/or share appreciation rights in exchange for cash or another award granted under the LTIP, in either case, without prior approval of the Company’s shareholders.
3.6..3.	Change in the accounting estimate of the share options expected to vest

Due to terminations in the third quarter of 2020, effective July 1, 2020, the Company has revised its forfeiture assumptions regarding the number of equity instruments that will vest in future quarters. As a result of this change in estimate, the Company recognized a benefit of €64.0 thousand in research and development expenses and a benefit of €72.9 thousand in general and administrative expenses in 2020 and will recognize €41.5 thousand less expense in research and development expenses and €27.0 thousand less expense in general and administrative expenses from share-based payments in the remaining vesting periods until June 30, 2022. The forfeiture assumptions will be continuously monitored and adjusted when necessary and appropriate.